Short-Term Debt (Summary of Available Limits Under Line of Credit Agreement) (Details) (USD $)	12 Months Ended
Sep. 30, 2014
September 30, 2014 [Member]
Short-term Debt [Line Items]
Effective	Sep. 30, 2014
Available Line-of-Credit	$ 15,000,000
October 24, 2014 [Member]
Short-term Debt [Line Items]
Effective	Oct. 24, 2014
Available Line-of-Credit	19,000,000
February 1, 2015 [Member]
Short-term Debt [Line Items]
Effective	Feb. 01, 2015
Available Line-of-Credit	16,000,000
March 1, 2015 [Member]
Short-term Debt [Line Items]
Effective	Mar. 01, 2015
Available Line-of-Credit	$ 12,000,000